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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			14 November 2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 17,574,243

Form 13F Information Table Value Total: $ 374,839,879



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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USD


ITEM 1				ITEM 2	ITEM 3	  	ITEM 4  	ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE 	CUSIP 		FAIR MKT 	SHARES OR  	SOLE	SHARED	OTHER
				CLASS 	NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

BUNGE LIMITED 			CALL	G16962905	 8,190 	 	 1,092 	 	X
BUNGE LIMITED 			CALL	G16962905	 5,748 		 209 	 	X
BUNGE LIMITED 			CALL	G16962905	 12,860 	 643 	 	X
INVITROGEN CORP 		CALL	46185R900	 281,605 	 3,313 	 	X
SCIELE PHARMA INC		CALL	808627903	 12,960 	 12 	 	X
SCIELE PHARMA INC		CALL	808627903	 66,250 	 50 	 	X
SCIELE PHARMA INC		CALL	808627903	 6,450 	 	 6 	 	X
SCIELE PHARMA INC		CALL	808627903	 63,800 	 110 	 	X
SCIELE PHARMA INC		CALL	808627903	 42,000 	 50 	 	X
WRIGLEY WM JR CO		CALL	982526905	 4,775 		 5 	 	X
ANHEUSER-BUSCH COS INC		COM	035229103	 9,686,584 	 149,300 	X
APPLIED BIOSYSTEMS INC DEL	COM	038149100	 24,094,875 	 703,500 	X
APRIA HEALTHCARE GROUP		COM	037933108	 4,029,216 	 220,900 	X
BARR PHARMACEUTICALS INC	COM	068306109	 17,506,930 	 268,100 	X
CAPTARIS INC			COM	14071N104	 3,233,952 	 701,508 	X
CATALYST SEMICONDUCTOR INC	COM	148881105	 2,420,393 	 539,063 	X
CHEROKEE INTL CORP		COM	164450108	 170,916 	 58,734 	X
CORN PRODS INTL INC		COM	219023108	 12,629,227 	 391,240 	X
DARWIN PROFESSIONAL UNDERWRITER	COM	237502109	 10,417,775 	 334,869 	X
DATASCOPE CORP			COM	238113104	 5,515,581 	 106,829 	X
DRS TECHNOLOGIES INC		COM	23330X100	 3,016,275 	 39,300 	X
EAGLE TEST SYSTEMS INC		COM	270006109	 6,540,371 	 427,196 	X
ENERGYSOUTH INC			COM	292970100	 1,533,354 	 24,961 	X
FOUNDRY NETWORKS INC		COM	35063R100	 21,976,320 	 1,206,827 	X
GEHL CO				COM	368482103	 15,116,013 	 513,626 	X
GREENFIELD ONLINE INC		COM	395150105	 22,030,140 	 1,266,100 	X
HERCULES INC			COM	427056106	 19,701,143 	 995,510 	X
I2 TECHNOLOGIES INC		COM	465754208	 1,006,098 	 74,581 	X
IKON OFFICE SOLUTIONS INC	COM	451713101	 22,885,781 	 1,345,431 	X
INTERTAPE POLYMER GROUP INC	COM	460919103	 74,261 	 27,202 	X
LAPORTE BANCORP INC		COM	516650108	 26,769 	 3,642 		X
NAPSTER INC			COM	630797108	 559,955 	 214,542 	X
ORBOTECH LTD			ORD	M75253100	 7,990 	 	 1,000 	  	X
PEOPLESUPPORT INC.		COM	712714302	 6,252,876 	 534,891 	X
PHILADELPHIA CONS HLDG CORP	COM	717528103	 23,091,984 	 394,263 	X
PHOTON DYNAMICS			COM	719364101	 9,011,003 	 587,036 	X
ROHM & HAAS CO			COM	775371107	 20,744,850 	 296,355 	X
SCIELE PHARMA INC		COM	808627103	 19,719,579 	 640,454 	X
SECURE COMPUTING CORP		COM	813705100	 8,160,547 	 1,489,151 	X
SI INTL INC			COM	78427V102	 9,542,468 	 317,553 	X
TERCICA INC			COM	88078L105	 16,827,842 	 1,882,309 	X
UNION BANCAL CORP		COM	908906100	 21,154,403 	 287,815 	X
VITAL SIGNS			COM	928469105	 7,646,211 	 103,467 	X
WRIGLEY WM JR CO		COM	982526105	 20,254,940 	 255,100 	X
NEW AMERICA HIGH INCOME FUND	COM	641876107	 70,655 	 61,439 	X
LEHMAN BROS/FIRST TST OPP FD	COM	524908950	 561,322 	 71,415 	X
TURBOCHEF TECHNOLOGIES INC	COM NEW	900006206	 5,354,682 	 870,680 	X
TOWER SEMICONDUCTOR		ORD	M87915100	 16,398 	 30,999 	X
Ilog SA			SPONSORED ADR	452360100	 1,725,364 	 126,865 	X
IONA TECHNOLOGIES PLC	SPONSORED ADR	4620P109	 20,200 	 5,000 	 	X


			 				$374,839,879 	17,574,243



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